INTELLECTUAL PROPERTY (Details Narrative) - USD ($)							3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 12, 2021	Oct. 08, 2020	Sep. 21, 2020	Aug. 13, 2020	Dec. 31, 2019	Feb. 07, 2019	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Amortization expense							$ 124,663	$ 230,272	$ 373,998	$ 690,816
Note payable issuable for settlement of license fee payable	$ 1,404,000
Loss on settlement of debt							$ 5,468		$ 4,909,549			$ 186,156
Asset Impairment Charges												75,000
General and Administrative Expense [Member]
Amortization expense											$ 815,488	966,088
Exclusive License and Management Agreement [Member] | ArcMail Technology [Member]
License agreement term						27 months
Loss on settlement of debt												309,309
Exclusive License and Management Agreement [Member] | ArcMail Technology [Member] | 1 - 6 Months [Member]
Debt Instrument, Periodic Payment						$ 25,000
Exclusive License and Management Agreement [Member] | ArcMail Technology [Member] | 7 - 17 Months [Member]
Debt Instrument, Periodic Payment						30,000
Exclusive License and Management Agreement [Member] | ArcMail Technology [Member] | Final Payment [Member]
Debt Instrument, Periodic Payment						765,000
Exclusive License and Management Agreement [Member] | ArcMail Technology [Member] | Balance Payment [Member]
Debt Instrument, Periodic Payment					$ 1,094,691
Exclusive License and Management Agreement [Member] | ArcMail Technology [Member] | License [Member]
License costs						$ 200,000
Exclusive License Agreement [Member]
Note payable issuable for settlement of license fee payable												1,404,000
License agreement, amount per month												1,094,691
Asset Purchase Agreement [Member]
Purchase price		$ 305,000
Asset Purchase Agreement [Member] | Common Stock [Member]
Amortization expense		31,915
Asset Purchase Agreement [Member] | Payment at Closing [Member]
Purchase price		$ 125,000
Asset Purchase Agreement [Member] | FileFacets [Member]
Purchase price				$ 135,000
Asset Purchase Agreement [Member] | IntellyWP [Member]
Purchase price			$ 135,000
Cash paid for certain training			40,000
Proceeds from acquisition			25,000
Asset Impairment Charges												75,000
Write-down assets												$ 75,000
Asset Purchase Agreement [Member] | IntellyWP [Member] | Payment at Closing [Member]
Purchase price			$ 55,000
Rory Welch [Member] | Exclusive License and Management Agreement [Member] | ArcMail Technology [Member]
Stock purchase rights agreement					Under the License Agreement, the Company was granted the exclusive right and license to receive all benefits from the marketing, selling and licensing, of the ArcMail business products, including, without limitation, the good will of the business. The term of the License Agreement is twenty-seven (27) months, with the following payments to be made by the Company to ArcMail: (i) $200,000 upon signing the License Agreement; (ii) monthly payments starting 30 days after the execution of the License Agreement in the amount of $25,000 per month during months 1-6; (iii) monthly payments in the amount of $30,000 per month during months 7-17; and (iii) in month 18, final payment in the amount of $765,000. As of December 31, 2019, the balance of payments due under the License Agreement was $1,094,691. In connection with the execution of the License Agreement, two other agreements were also executed: (a) a Stock Purchase Rights Agreement, under which the Company has the right, though not the obligation, to acquire 100% of the issued and outstanding shares of stock of ArcMail from Rory Welch, the CEO of ArcMail (the right can be exercised over a period of 27 months); and (b) a Business Covenants Agreement, under which ArcMail and Mr. Welch agreed to not compete with the Company’s use of the ArcMail business under the License Agreement for a period of twenty-four (24) months.